Regulatory Matters - Regulatory Proceedings (Details) $ in Millions, $ in Millions																									12 Months Ended
	Nov. 03, 2025	Mar. 25, 2025 USD ($)	Feb. 21, 2025 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 06, 2024 USD ($)	Nov. 12, 2024 USD ($)	Oct. 22, 2024 USD ($)	Sep. 24, 2024 USD ($)	Aug. 27, 2024 USD ($)	Aug. 20, 2024 USD ($)	Jul. 18, 2024 USD ($)	Jun. 26, 2024 USD ($)	Apr. 24, 2024 USD ($)	Apr. 15, 2024 CAD ($)	Mar. 14, 2024 USD ($)	Mar. 13, 2024 USD ($)	Feb. 09, 2024 USD ($)	Dec. 28, 2023 USD ($)	Oct. 31, 2023 USD ($)	Jul. 27, 2023 USD ($)	Jul. 01, 2023 USD ($)	May 05, 2023 USD ($)	Mar. 18, 2022 USD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2025 USD ($)
BELCO | General Rate Case
Regulatory Liabilities [Line Items]
Approved revenue increase (decrease), amount																							$ 22.8
Rate of return (percent)	7.85%																						7.16%
Equity interest (percent)	62.00%																						62.00%		62.00%
Return on equity (percent)	9.38%																						8.92%
Requested return on equity (percent)																									12.36%
BELCO | General Rate Case | Revenue Allowance Application, 2022
Regulatory Liabilities [Line Items]
Requested rate increase (decrease), amount																								$ 34.8
Revenue allowance																							$ 224.1
BELCO | General Rate Case | Revenue Allowance Application, 2023
Regulatory Liabilities [Line Items]
Requested rate increase (decrease), amount																								$ 6.1
Revenue allowance																							$ 226.2
BELCO | General Rate Case | Revenue Allowance Application, 2026
Regulatory Liabilities [Line Items]
Requested rate increase (decrease), amount																									$ 1.9
Approved revenue increase (decrease), amount																									(3.6)
BELCO | General Rate Case | Revenue Allowance Application, 2027
Regulatory Liabilities [Line Items]
Requested rate increase (decrease), amount																									1.0
Approved revenue increase (decrease), amount																									$ 2.0
Midstates Gas - Missouri
Regulatory Liabilities [Line Items]
Approved revenue increase (decrease), amount							$ 9.1
Equity interest (percent)																	52.92%
Return on equity (percent)																	10.80%
Securitization of qualified extraordinary costs affirmed																	$ 13.2
Midstates Gas - Missouri | Missouri Public Service Commission
Regulatory Liabilities [Line Items]
Requested rate increase (decrease), amount											$ 4.4
Requested return on equity (percent)											9.45%
Requested on equity interest (percent)											50.00%
Midstates Gas - Missouri | Office Of The Public Counsel
Regulatory Liabilities [Line Items]
Requested return on equity (percent)											9.50%
Requested on equity interest (percent)											47.50%
Missouri Water | General Rate Case
Regulatory Liabilities [Line Items]
Requested rate increase (decrease), amount										$ 7.8
Approved revenue increase (decrease), amount					$ 6.2					$ 7.5
Equity interest (percent)										50.00%						52.60%
Return on equity (percent)										9.45%						10.62%
Securitization of qualified extraordinary costs affirmed																$ 8.1
Arkansas Water | General Rate Case
Regulatory Liabilities [Line Items]
Requested rate increase (decrease), amount								$ 1.8	$ 1.5
Equity interest (percent)															52.50%
Return on equity (percent)									9.80%						10.62%
Securitization of qualified extraordinary costs affirmed															$ 2.3
Arkansas Water | Arkansas Public Service Commission
Regulatory Liabilities [Line Items]
Requested rate increase (decrease), amount						$ 1.5
New Brunswick Gas | General Rate Case
Regulatory Liabilities [Line Items]
Requested rate increase (decrease), amount				$ 1.2										$ 1.6
Equity interest (percent)														45.00%
Return on equity (percent)														9.80%
Bella Vista Water, Beardsley Water, Cordes Lakes Water, Rio Rico Water & Sewer | General Rate Case
Regulatory Liabilities [Line Items]
Requested rate increase (decrease), amount			$ 4.2									$ 2.9						$ 6.0
Equity interest (percent)												54.00%						54.00%
Return on equity (percent)												9.40%						10.95%
Granite State Electric
Regulatory Liabilities [Line Items]
Approved revenue increase (decrease), amount		$ 5.5
Equity interest (percent)																						55.00%
Return on equity (percent)																						10.35%
Securitization of qualified extraordinary costs affirmed													$ 14.7									$ 15.5
Public utilities, temporary rates																					$ 5.5
EnergyNorth Gas
Regulatory Liabilities [Line Items]
Requested rate increase (decrease), amount																				$ 27.5
Equity interest (percent)																				55.00%
Return on equity (percent)																				10.35%
Public utilities, temporary rates																			$ 8.7